                       AMERICAN INDEPENDENCE FUNDS TRUST

                       NESTEGG CAPITAL PRESERVATION FUND
                               NESTEGG 2010 FUND
                               NESTEGG 2020 FUND
                               NESTEGG 2030 FUND
                               NESTEGG 2040 FUND
                                 SERVICE SHARES

                  SUPPLEMENT TO PROSPECTUS DATED JUNE 30, 2001
                         SUPPLEMENT DATED MAY 17, 2002

Effective May 17, 2002, the Board of Trustees of the American Independence Funds Trust approved the elimination of the sales charge applicable to the Service Shares of the NestEgg Funds. The following information replaces the performance tables under the section "Risk/Return Summary and Fund Expenses" appearing on pages 11 through 14 of the Prospectus:
AVERAGE ANNUAL RETURNS -- AS OF DECEMBER 31, 2000

                                          SINCE INCEPTION
                      ONE YEAR FIVE YEARS (MARCH 1, 1994)
                      -----------------------------------
 NESTEGG CAPITAL
 PRESERVATION           4.11%     4.66%         4.48%
                      -----------------------------------
 LIPPER FLEXIBLE
 PORTFOLIO INDEX       (0.64)%   11.40%        11.11%
                      -----------------------------------
 LEHMAN BROTHERS
 AGGREGATE BOND       11.63%      6.46%         6.91%
---------------------------------------------------------

NESTEGG 2010 FUND -- SERVICE SHARES(1)

AVERAGE ANNUAL RETURNS -- AS OF
DECEMBER 31, 2000

                                          SINCE INCEPTION
                      ONE YEAR FIVE YEARS (MARCH 1, 1994)
                      -----------------------------------
 NESTEGG 2010            0.42%    7.86%         7.69%
                      -----------------------------------
 LIPPER FLEXIBLE
 PORTFOLIO INDEX        (0.64)%   11.40%       11.11%
                      -----------------------------------
 LEHMAN BROTHERS
 AGGREGATE BOND         11.63%    6.46%         6.91%
                      -----------------------------------
 WILSHIRE 5000         (10.89)%   16.68%       17.01%
---------------------------------------------------------

NESTEGG 2020 FUND -- SERVICE SHARES(1)

AVERAGE ANNUAL RETURNS -- AS OF DECEMBER 31, 2000

                                                                                                     SINCE INCEPTION
                                                                                 ONE YEAR FIVE YEARS (MARCH 1, 1994)


                                                                                 -----------------------------------
                                                            NESTEGG 2020           (3.90)%    9.89%        9.66%
                                                                                 -----------------------------------
                                                            LIPPER FLEXIBLE
                                                            PORTFOLIO INDEX        (0.64)%   11.40%       11.11%
                                                                                 -----------------------------------
                                                            LEHMAN BROTHERS
                                                            AGGREGATE BOND         11.63%    6.46%         6.91%
                                                                                 -----------------------------------
                                                            WILSHIRE 5000         (10.89)%   16.68%       17.01%
                                                           ---------------------------------------------------------

NESTEGG 2030 FUND -- SERVICE SHARES(1)

AVERAGE ANNUAL RETURNS -- AS OF
DECEMBER 31, 2000

                                          SINCE INCEPTION
                      ONE YEAR FIVE YEARS (MARCH 1, 1994)
                      -----------------------------------
 NESTEGG 2030           (6.02)%   11.46%       11.22%
                      -----------------------------------
 LIPPER FLEXIBLE
 PORTFOLIO INDEX        (0.64)%   11.40%       11.11%
                      -----------------------------------
 LEHMAN BROTHERS
 AGGREGATE BOND         11.63%    6.46%         6.91%
                      -----------------------------------
 WILSHIRE 5000         (10.89)%   16.68%       17.01%
---------------------------------------------------------

NESTEGG 2040 FUND -- SERVICE SHARES(1)

AVERAGE ANNUAL RETURNS -- AS OF DECEMBER 31, 2000

                                                                                                     SINCE INCEPTION
                                                                                 ONE YEAR FIVE YEARS (MARCH 1, 1994)

                                                                                 -----------------------------------
                                                            NESTEGG 2040          (10.03)%   12.81%       12.57%
                                                                                 -----------------------------------
                                                            LIPPER FLEXIBLE
                                                            PORTFOLIO INDEX        (0.64)%   11.40%       11.11%
                                                                                 -----------------------------------
                                                            WILSHIRE 5000         (10.89)%   16.68%       17.01%
                                                           ---------------------------------------------------------

The following information replaces the "Shareholder Transaction Expenses" section under "Fees and Expenses" appearing on page 14:

As an investor in each NestEgg Fund, you will pay the following fees and expenses when you buy and hold shares. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

                                             FEES AND EXPENSES
                                             SERVICE SHARES

                                                   CAPITAL
      SHAREHOLDER TRANSACTION EXPENSES           PRESERVATION     2010     2020     2030     2040
      (FEES PAID BY YOU DIRECTLY)

      Maximum Sales Charge (Load)
      Imposed on Purchases (as a
      percentage of offering price)                    N/A         N/A      N/A      N/A      N/A


The following information replaces the "Expense Example" on page 16:

EXPENSE EXAMPLE

                                                  1       3         5       10
      NESTEGG FUNDS                             YEAR   YEARS    YEARS    YEARS
      SERVICE SHARES     CAPITAL PRESERVATION   $132   $543    $  979   $2,193
                                 2010           $132   $467    $  825   $1,834
                                 2020           $132   $431    $  752   $1,661
                                 2030           $132   $499    $  890   $1,985
                                 2040           $132   $488    $  868   $1,935

The following statement replaces the second paragraph under "Pricing of Fund Shares" on page 26:

Your order for purchase, sale or exchange of shares is priced at the next determined offering price, which is NAV calculated after your order is received in good order.

The section "Distribution Arrangements/Sales Charges" on pages 33 and 34 is deleted in its entirety.

Supplement below dated April 1, 2002 Premium Class Shares are offered by means of a separate prospectus.